Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement For Principal Investment Strategies [Text Block]	cik0001420040_SupplementForPrincipalInvestmentStrategiesTextBlock

DUNHAM FUNDS

Dunham Small Cap Growth Fund

Class A (DADGX)

Class C (DCDGX)

Class N (DNDGX)

Supplement dated October 24, 2014 to the Prospectus and Summary Prospectus dated February 28, 2014

The following supersedes any contrary information contained in the current Prospectus and Summary Prospectus.

Effective immediately, the following paragraph replaces Principal Investment Strategies on page 53 of the Prospectus and page 2 of the Summary Prospectus. The paragraph also replaces the last paragraph on page 67 of the Prospectus.

The Funds Sub-Adviser seeks to achieve the Funds investment objective by investing primarily in domestic growth-oriented, small-capitalization or small-cap common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market using its proprietary stock selection process. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in small cap companies. The Fund defines small capitalization companies as those companies whose market capitalizations are equal to or less than the largest company in the Russell 2000 Index during the most recent 12-month period. For the most recent annual reconstitution published as of June 30, 2014, the market capitalization range of companies in the Russell 2000 Index was approximately $143million to $4.5 billion, which range will vary daily. The Sub-Adviser attempts to invest in companies trading at a discount to their growth rate. In general, the Sub-Adviser buys securities of companies that it identifies as having a product or service with a superior value proposition coupled with a positive business outlook when it believes shares in those companies are attractively priced. The Sub-Adviser sells securities to limit overconcentration in individual stocks, to take advantage of attractive price level valuations and to remove those companies with eroding or less attractive value propositions. The Funds Sub-Adviser may engage in active and frequent trading of the Funds portfolio securities to achieve the Funds investment objectives.

You should read this Supplement in conjunction with the Prospectus dated February 28, 2014, as amended, and Summary Prospectus dated February 28, 2014, and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at 1-800-442-4358 .

Dunham Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Funds Sub-Adviser seeks to achieve the Funds investment objective by investing primarily in domestic growth-oriented, small-capitalization or small-cap common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market using its proprietary stock selection process. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in small cap companies. The Fund defines small capitalization companies as those companies whose market capitalizations are equal to or less than the largest company in the Russell 2000 Index during the most recent 12-month period. For the most recent annual reconstitution published as of June 30, 2014, the market capitalization range of companies in the Russell 2000 Index was approximately $143million to $4.5 billion, which range will vary daily. The Sub-Adviser attempts to invest in companies trading at a discount to their growth rate. In general, the Sub-Adviser buys securities of companies that it identifies as having a product or service with a superior value proposition coupled with a positive business outlook when it believes shares in those companies are attractively priced. The Sub-Adviser sells securities to limit overconcentration in individual stocks, to take advantage of attractive price level valuations and to remove those companies with eroding or less attractive value propositions. The Funds Sub-Adviser may engage in active and frequent trading of the Funds portfolio securities to achieve the Funds investment objectives.